CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY - USD ($)	Total	Treasury Stock	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit Retained Earnings
Balance, shares at Jun. 30, 2019		19,802	1,513,914
Balance, amount at Jun. 30, 2019	$ 6,340,700	$ 52,400	$ 75,700	$ 2,592,700		$ 3,724,700
Net loss	(703,300)					(703,300)
Issuance of Common Stock and Warrants, net of issuance costs, shares			1,349,850
Issuance of Common Stock and Warrants, net of issuance costs, amount	6,004,400		$ 67,500	5,936,900
Stock options exercised, shares			17,301
Stock options exercised, amount	13,800		$ 900	12,900
Stock-based compensation	65,800			65,800
Unrealized holding gain on investment securities, net of tax	12,400
Balance, shares at Jun. 30, 2020		19,802	2,881,065
Balance, amount at Jun. 30, 2020	11,721,400	$ 52,400	$ 144,100	8,608,300		3,021,400
Net loss	(2,311,400)
Foreign currency translation adjustment	0
Unrealized holding gain on investment securities, net of tax	18,900
Balance, shares at Mar. 31, 2021		19,802	2,882,065
Balance, amount at Mar. 31, 2021	10,842,400	$ 52,400	$ 144,200	10,040,600		710,000
Balance, shares at Jun. 30, 2020		19,802	2,881,065
Balance, amount at Jun. 30, 2020	11,721,400	$ 52,400	$ 144,100	8,608,300		3,021,400
Net loss	(3,672,500)	0			$ 0	(3,672,500)
Issuance of Common Stock and Warrants, net of issuance costs, shares			3,595,880
Issuance of Common Stock and Warrants, net of issuance costs, amount	16,074,000	0	$ 179,800	15,894,200		0
Stock options exercised, shares			1,000
Stock options exercised, amount	3,100	0	$ 100	3,000		0
Stock-based compensation	2,108,000	0	0	2,108,000		0
Foreign currency translation adjustment	(9,200)	$ 0	$ 0	0	(9,200)	0
Unrealized holding gain on investment securities, net of tax	10,400
Balance, shares at Jun. 30, 2021		19,802	6,477,945
Balance, amount at Jun. 30, 2021	26,224,800	$ 52,400	$ 324,000	26,613,500	(9,200)	(651,100)
Balance, shares at Jul. 01, 2020		19,802	2,881,065
Balance, amount at Jul. 01, 2020	11,721,400	$ 52,400	$ 144,100	8,608,300		3,021,400
Net loss	(263,300)					(263,300)
Stock-based compensation	61,300			61,300
Balance, shares at Sep. 30, 2020		19,802	2,881,065
Balance, amount at Sep. 30, 2020	11,519,400	$ 52,400	$ 144,100	8,669,600		2,758,100
Net loss	(612,500)					(612,500)
Stock-based compensation	76,100			76,100
Balance, shares at Dec. 31, 2020		19,802	2,881,065
Balance, amount at Dec. 31, 2020	10,983,000	$ 52,400	$ 144,100	8,745,700		2,145,600
Net loss	(1,435,600)					(1,435,600)
Stock options exercised, shares			1,000
Stock options exercised, amount	3,000		$ 100	2,900
Stock-based compensation	1,292,000			1,292,000
Foreign currency translation adjustment	0
Balance, shares at Mar. 31, 2021		19,802	2,882,065
Balance, amount at Mar. 31, 2021	10,842,400	$ 52,400	$ 144,200	10,040,600		710,000
Balance, shares at Jun. 30, 2021		19,802	6,477,945
Balance, amount at Jun. 30, 2021	26,224,800	$ 52,400	$ 324,000	26,613,500	(9,200)	(651,100)
Net loss	(3,640,300)
Foreign currency translation adjustment	(90,500)
Unrealized holding gain on investment securities, net of tax	102,800
Balance, shares at Mar. 31, 2022		19,802	7,023,401
Balance, amount at Mar. 31, 2022	27,136,200	$ 52,400	$ 351,200	31,233,600	(104,800)	(4,291,400)
Balance, shares at Jul. 01, 2021		19,802	6,477,945
Balance, amount at Jul. 01, 2021	26,224,800	$ 52,400	$ 324,000	26,613,500	(9,200)	(651,100)
Net loss	(1,208,800)	0	0	0	0	(1,208,800)
Stock-based compensation	675,400	0	0	675,400	0	0
Foreign currency translation adjustment	34,100	0	0	0	34,100	0
Unrealized holding gain on investment securities, net of tax	2,200	$ 0	$ 0	0	2,200	0
Balance, shares at Sep. 30, 2021		19,802	6,477,945
Balance, amount at Sep. 30, 2021	25,727,700	$ 52,400	$ 324,000	27,288,900	27,100	(1,859,900)
Net loss	(896,500)	0	0	0	0	(896,500)
Stock-based compensation	591,000	0	0	591,000	0	0
Foreign currency translation adjustment	69,900	0	0	0	69,900	0
Unrealized holding gain on investment securities, net of tax	(2,600)	$ 0	$ 0	0	(2,600)	0
Balance, shares at Dec. 31, 2021		19,802	6,477,945
Balance, amount at Dec. 31, 2021	25,489,500	$ 52,400	$ 324,000	27,879,900	94,400	(2,756,400)
Net loss	(1,535,000)	0	$ 0	0	0	(1,535,000)
Issuance of Common Stock and Warrants, net of issuance costs, shares			545,456
Issuance of Common Stock and Warrants, net of issuance costs, amount	2,727,200	0	$ 27,200	2,700,000	0	0
Stock-based compensation	653,700	0	0	653,700	0	0
Foreign currency translation adjustment	(194,500)	0	0		(194,500)	0
Unrealized holding gain on investment securities, net of tax	(4,700)	$ 0	$ 0	0	(4,700)	0
Balance, shares at Mar. 31, 2022		19,802	7,023,401
Balance, amount at Mar. 31, 2022	$ 27,136,200	$ 52,400	$ 351,200	$ 31,233,600	$ (104,800)	$ (4,291,400)